RELATED PARTY TRANSACTIONS AND BALANCES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Starway CNY	Dec. 31, 2012 Starway CNY	Dec. 31, 2013 UBOX CNY	Aug. 31, 2013 UBOX Convertible promissory note CNY	Dec. 31, 2012 UBOX Convertible promissory note CNY	Dec. 31, 2013 UBOX Ordinary shares	Dec. 31, 2013 Yibang CNY	Dec. 31, 2013 Ctrip CNY	Dec. 31, 2012 Ctrip CNY	Dec. 31, 2011 Ctrip CNY	Dec. 31, 2013 Ctrip Starway CNY	May 31, 2012 Ctrip Starway CNY	Dec. 31, 2011 Suzhou Property CNY
Related party transaction
Amount due from related parties	$ 109	658					256				402
Due to related party												13,760	801
Related party transaction, expenses												17,128	10,945	7,962			2,275
Service fee							847				199
Interest income							1,373
Percentage of ownership interest acquired					49.00%	51.00%									49.00%	51.00%
Acquisition price in cash					4,210	17,292										17,292
Acquisition price					16,460										16,460
Convertible promissory note purchased from related party			8,074	30,000					8,074
Conversion of promissory note to ordinary shares (in shares)										8,530,731
Additional convertible promissory note purchased	$ 9,043	54,744	28,129					4,314